CONDENSED CONSOLIDATED CASHFLOW STATEMENT - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the period	$ (33.1)	$ (1.2)	$ 2.4
Adjustments:
Reversal of profit from sale of vessels	(0.6)	(2.8)	(2.8)
Reversal of amortization and depreciation	85.9	86.3	114.5
Reversal of impairment loss on tangible assets	1.3	3.6	3.6
Reversal of share of profit/(loss) from joint ventures	(0.2)
Reversal of financial income	(2.9)	(2.4)	(4.3)
Reversal of financial expenses	29.1	29.9	40.6
Reversal of tax expenses	1.1	0.6	0.8
Reversal of other non-cash movements	1.5	2.7	3.7
Dividends received from joint ventures	0.4
Interest received and realized exchange gains	2.4	1.7	1.6
Interest paid and realized exchange losses	(29.8)	(28.6)	(36.7)
Income taxes paid	(0.5)	(0.4)	(0.6)
Change in bunkers, receivables and payables, etc.	6.8	(6.6)	(13.0)
Net cash flow from operating activities	61.4	82.8	109.8
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(142.9)	(129.0)	(145.1)
Sale of tangible fixed assets	7.2	31.4	31.4
Net cash flow from investing activities	(135.7)	(97.6)	(113.7)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowing, mortgage debt	85.7	175.8	175.3
Borrowing, sale and leaseback transactions		30.2	30.2
Repayment, mortgage debt	(77.5)	(104.9)	(125.5)
Repayment, finance lease liabilities	(2.1)	(16.0)	(16.7)
Dividend paid		(1.2)	(1.2)
Capital increase	(100.0)
Transaction costs capital increase	(2.8)
Net cash flow from financing activities	103.3	83.9	62.1
Net cash flow from operating, investing and financing activities	29.0	69.1	58.2
Cash and cash equivalents, beginning balance	134.2	76.0	76.0
Cash and cash equivalents, ending balance	$ 163.2	$ 145.1	$ 134.2